Corporate Overview - Additional Information (Detail)				12 Months Ended
	May. 15, 2015 USD ($) $ / shares shares	Aug. 14, 2014 USD ($) shares	Jun. 24, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) Director $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 02, 2015 Patents
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Preferred stock , shares Issued				0	0
Research and development expense | $				$ 1,680,250	$ 2,430,735
Sale of common stock and common stock warrants to related party | $				$ 2,500,000	$ 250,000
Common stock, shares issued				245,353,270	211,419,937
Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
License fee paid | $				$ 75,000
Number of patents sublicensed | Patents						2
Number of directors for immediate placement | Director				1
Number of total directors for the addition of a Mayne Pharma placed director | Director				7
Mayne Pharma Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock , shares Issued			258,363
Warrant share, issued			10,250,569
Converted common stock | $		$ 87,843,897
Warrant exercise price | $ / shares			$ 0.0878
Market capitalization agreement rate			42.00%
Equity holders agreement, percentage of maximum ownership interest			42.00%
Warrant expiration date			Jun. 24, 2019
Securities Purchase Agreement [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrant exercise price | $ / shares	$ 0.075
Share purchase agreement date				May 18, 2015
Warrant expiry date				May 15, 2020
Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Maximum ownership percentage by single shareholder				90.00%
Maximum [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Right to participate in private offerings				50.00%
Maximum [Member] | Mayne Pharma Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity holders agreement, percentage of maximum ownership interest				50.00%
Maximum [Member] | Mayne Pharma, Hedgepath, LLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity holders agreement, percentage of maximum ownership interest				49.50%
Minimum [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of voting right				10.00%
Minimum [Member] | Mayne Pharma and HPLLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity holders agreement, percentage of maximum ownership interest				40.00%
Minimum [Member] | Equity Holders Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net proceeds from closure of registered or unregistered equity, debt or equity-linked financings | $				$ 5,000,000
Upfront payment received from agreements | $				$ 5,000,000
Equity Incentive Plan [Member] | Maximum [Member] | Mayne Pharma and HPLLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Maximum shares available for grant under the agreement				5,000,000
Hedgepath LLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrant share, issued			10,250,569	10,250,569
Warrant exercise price | $ / shares				$ 0.0878
Warrant expiration date				Jun. 24, 2019
Common stock issued under stock purchase agreement, shares			20,000,000
Common stock issued under stock purchase agreement, price per share | $ / shares			$ 0.075
Aggregate purchase price for common stock issued under stock purchase agreement | $			$ 1,500,000
Issuance of stock and warrants in debt forgiveness transaction | $				$ 639,768
Common stock, shares issued			2,530,227
Converted common stock pursuant to the terms of the equity holders agreement		82,156,842
Series A Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock , shares Issued				0	0
Series A Preferred Stock [Member] | Hedgepath LLC [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Preferred stock , shares Issued			71,636
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants to related party | $				$ 3,333	$ 2,000
Common stock issued under stock purchase agreement, shares				33,333,333	20,000,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock and common stock warrants to related party | $	$ 2,500,000
Common stock issued under stock purchase agreement, shares	33,333,333
Preferred Stock and Warrant [Member] | Mayne Pharma Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Research and development expense | $			$ 1,900,000
Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of stock and warrants in debt forgiveness transaction | $					$ 450,000
Warrants [Member] | Mayne Pharma Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Expected volatility rate used for calculation of value of warrant			104.90%
Expected term used for calculation of value of warrant			5 years
Risk free interest rate used in calculation of value of warrant			1.70%
Warrants [Member] | Securities Purchase Agreement [Member] | Mayne Pharma [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value | $ / shares	$ 0.075
Sale of common stock and common stock warrants to related party | $	$ 2,500,000
Common stock issued under stock purchase agreement, shares	33,333,333